Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Effective income tax rate	(0.90%)	(0.09%)	(0.34%)	(0.06%)	(0.07%)	0.00%
Valuation allowance					$ 8,910,048	$ 3,799,718
Bermuda [Member]
Income Taxes [Line Items]
Effective income tax rate					0.00%
Switzerland [Member]
Income Taxes [Line Items]
Net operating loss carry forwards					$ 22,900,000
Net operating loss carry forwards expiration date					Mar. 31, 2026
United Kingdom [Member]
Income Taxes [Line Items]
Net operating loss carry forwards					$ 200,000
United States [Member]
Income Taxes [Line Items]
Research and development tax credit carry forwards					$ 600,000
Tax credit carry forward, expiration date					Mar. 31, 2039